July 31, 2026
2026 Quarterly Report (Unaudited)

BlackRock Natural Resources Trust

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
July 31, 2026
BlackRock Natural Resources Trust
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Chemicals — 12.3%
Air Products and Chemicals, Inc.	4,529	$ 1,335,557
CF Industries Holdings, Inc.	19,928	2,494,786
Corteva, Inc.	93,649	7,371,113
Linde PLC	2,602	1,244,744
Novonesis Novozymes B, Class B	52,127	3,393,643
Nutrien Ltd.	127,170	8,783,632
		24,623,475
Construction Materials — 2.4%
Cemex SAB de C.V., ADR	224,279	2,650,978
CRH PLC	22,794	2,165,658
		4,816,636
Containers & Packaging — 5.4%
Packaging Corp. of America	26,561	6,529,756
Smurfit WestRock PLC	93,843	4,313,963
		10,843,719
Energy Equipment & Services — 3.1%
Aker Solutions ASA	310,328	1,381,515
Subsea 7 SA	94,240	3,184,256
TechnipFMC PLC	21,319	1,527,720
		6,093,491
Food Products — 2.9%
Bunge Global SA	54,438	5,782,949
Machinery — 2.1%
Deere & Co.	7,174	4,251,814
Metals & Mining — 36.0%
Anglo American PLC	165,029	8,354,016
Anglogold Ashanti PLC	52,852	4,192,221
ArcelorMittal SA, ADR, Registered Shares(a)	39,984	2,804,478
Barrick Mining Corp.	173,661	6,378,568
First Quantum Minerals Ltd.(b)	131,111	3,634,464
Freeport-McMoRan, Inc.	43,659	2,734,363
Glencore PLC	1,249,365	9,202,010
Newmont Corp.	18,897	1,770,838
Norsk Hydro ASA	229,845	2,120,096
Polyus PJSC(b)(c)	230,640	3
Rio Tinto PLC	58,755	5,709,201
Royal Gold, Inc.	32,400	6,426,540
Vale SA, ADR	353,116	5,317,927
Valterra Platinum Ltd.	20,174	1,510,642
Wheaton Precious Metals Corp.(a)	69,450	7,572,133
Zijin Mining Group Co. Ltd., Class H	986,000	4,186,536
		71,914,036
Security	Shares	Value
Oil, Gas & Consumable Fuels — 32.4%
Chevron Corp.	60,311	$ 11,871,014
ConocoPhillips	35,437	4,269,450
EQT Corp.	46,960	2,502,499
ExxonMobil Holdings Corp.	102,568	15,943,170
Gazprom PJSC(b)(c)	1,253,804	158
Permian Resources Corp., Class A	103,045	2,195,889
Shell PLC	349,433	15,994,138
Suncor Energy, Inc.	120,086	8,064,269
Valero Energy Corp.	9,348	2,924,989
Venture Global, Inc., Class A	76,218	1,019,797
		64,785,373
Paper & Forest Products — 2.0%
Mondi PLC	163,307	1,968,987
UPM-Kymmene OYJ	69,733	1,897,141
		3,866,128
Total Long-Term Investments — 98.6% (Cost: $152,603,457)		196,977,621
Short-Term Securities
Money Market Funds — 4.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.81%(d)(e)(f)	4,726,749	4,728,167
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 3.58%(d)(e)	3,281,112	3,281,112
Total Short-Term Securities — 4.0% (Cost: $8,008,823)		8,009,279
Total Investments — 102.6% (Cost: $160,612,280)		204,986,900
Liabilities in Excess of Other Assets — (2.6)%		(5,104,235)
Net Assets — 100.0%		$ 199,882,665

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Schedule of Investments (unaudited)(continued)
July 31, 2026
BlackRock Natural Resources Trust

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 04/30/26	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/26	Shares Held at 07/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ —	$ 4,727,403 (a)	$ —	$ 308	$ 456	$ 4,728,167	4,726,749	$ 1,537 (b)	$ —
BlackRock Liquidity Funds, T-Fund, Institutional Shares	2,918,649	362,463 (a)	—	—	—	3,281,112	3,281,112	32,163	—
				$ 308	$ 456	$ 8,009,279		$ 33,700	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Chemicals	$ 24,623,475	$ —	$ —	$ 24,623,475
Construction Materials	4,816,636	—	—	4,816,636
Containers & Packaging	10,843,719	—	—	10,843,719
Energy Equipment & Services	1,527,720	4,565,771	—	6,093,491
Food Products	5,782,949	—	—	5,782,949
Machinery	4,251,814	—	—	4,251,814
Metals & Mining	40,831,532	31,082,501	3	71,914,036
Oil, Gas & Consumable Fuels	48,791,077	15,994,138	158	64,785,373
Paper & Forest Products	—	3,866,128	—	3,866,128
Short-Term Securities
Money Market Funds	8,009,279	—	—	8,009,279
	$149,478,201	$55,508,538	$161	$204,986,900
Schedule of Investments

Schedule of Investments (unaudited)(continued)
July 31, 2026
BlackRock Natural Resources Trust

Portfolio Abbreviation
ADR	American Depositary Receipt
PJSC	Public Joint Stock Company
SAB	Special Assessment Bonds